Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ .001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ .001	$ 0.001
Common stock, shares authorized	112,500,000	112,500,000	112,500,000
Common stock, shares issued	30,496,400	29,638,900	27,010,000
Common stock, shares outstanding	30,496,400	29,638,900	27,010,000